CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 344,414	$ 222,459	$ 748,693	$ 276,587	$ 279,062	$ 125,521
Revenue from related party	37,125	750	57,375	2,250	3,000	12,500
Cost of revenues	130,771	66,895	226,561	219,926	265,330	641,124
Gross profit	250,768	156,314	579,507	58,911	16,732	(503,103)
General and administrative expenses	549,433	405,482	1,287,693	731,515	823,228	810,341
Patent impairment expense					0	147,908
Operating (loss)	(846,043)	(305,280)	(1,737,863)	(730,364)	(806,496)	(1,461,352)
Other income (expense)
Unrealized gain (loss) on marketable securities	(9,000)	15,000	(18,000)	36,000	12,000	(3,000)
Interest expense	(15,767)	(24,863)	(40,933)	(48,000)	(98,543)	(280,050)
Total other income (expense)	(24,767)	(9,863)	(58,933)	(12,000)	(86,543)	(283,050)
Net (loss)	$ (870,810)	$ (315,143)	$ (1,796,796)	$ (742,364)	$ (893,039)	$ (1,744,402)
Net (loss) per common share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.06)
Weighted average common shares outstanding - basic and diluted (in shares)	44,385,177	30,005,185	41,668,724	30,005,185	30,161,501	30,005,184